TAXES ON INCOME (Reconciliation of Theoretical Tax Expense to Actual Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income before taxes as reported	$ 3,525	$ 4,451	$ 4,070
Statutory tax rate	23.00%	24.00%	25.00%
Increase (reduction) in income taxes resulting from
Theoretical tax benefit computed at the statutory rate 23%, 24% and 25% for the years 2018, 2017 and 2016, respectively	$ 811	$ 1,068	$ 1,018
Income tax at rate other than the Ltd. statutory tax rate	52	(226)	(163)
Tax adjustments in respect of currency translation	2	33	86
Adjustment of deferred tax balances following a decrease in statuary tax rates		4,225	1,229
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	446	(3,600)	(638)
Taxes for previous years	47	(80)
Other non-deductible expenses	106	182	95
Income tax expense	$ 1,464	$ 1,602	$ 1,627